TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 19 -TAXES ON INCOME

a.Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Until December 31, 2010, TAT and Turbochrome has elected to participate in the alternative package of tax benefits for its approved and benefited enterprise under the law.

Pursuant to such Law, the income derived from those enterprises will be exempt from Israeli corporate tax for a specified benefit period (except to the extent that dividends are distributed during the tax-exemption period other than upon liquidation) and subject to reduced corporate tax rates for an additional period.

In addition pursuant to a recent amendment of the Law, any distribution of dividend as of August 15, 2021 will be prorated between exempt income and taxable income. As such, upon dividend distribution, in case the company has accumulated exempt income, the company will be obligated to pay the corporate income tax it was exempted from with respect to the exempt profits portion.

Preferred Enterprises

Additional amendments to the Law became effective in January 2011 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies’ from ‘Preferred Enterprises’ (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as ‘Preferred Income’, would be 6% in areas in Israel that are designated as Development Zone A and 12% elsewhere in Israel. Dividends distributed from taxable income derived from Preferred Enterprise would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company. While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefited Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 19 -TAXES ON INCOME (CONT)

a.Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law") (cont.):

Under a recent amendment, announced in August 2013, beginning in 2014, dividends paid out of income attributed to a Preferred Enterprise will be subject to a withholding tax rate of 20% (instead of 15%). In addition, tax rates under the Preferred Enterprise were also raised effective as of January 1, 2014 to 9% in Zone A and 16%.

The uniform tax rate for Development Zone A, as of January 1, 2017, is 7.5% (as part of changes enacted in Amendment 73).

TAT is located in an area in Israel that is designated as elsewhere and as such entitled to reduce tax rates of 16%.

Turbochrome is in an area in Israel that is designated as Zone A and as such entitled to reduce tax rates of 7.5%.

b.Corporate tax rate in Israel

The taxable income of TAT, not subject to benefits as detailed above, is taxed at the standard Israeli corporate tax rate, which was 23% for all years included in these financial statements.

Capital gain is subject to capital gain tax according to corporate tax rate in the year which the assets are sold

c.U.S. subsidiaries

U.S. subsidiaries are taxed based on federal and state tax laws. The Federal statutory tax rate for 2021, 2020 and 2019 was 21% plus 3%-6% for state taxes.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 19 -TAXES ON INCOME (CONT)

d.Tax assessments

TAT’s income tax assessments are considered final through 2016.

Turbochrome income tax assessments are considered final through 2016.

Limco-Piedmont income tax assessments are considered final through 2017.

e.Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2021	2020	2019
Income (loss) before taxes on income (tax benefit) from continued operationas reported in the statements of income	$(4,575)	$(4,816)	$2,182

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income (tax benefit)	$(1,052)	$(1,108)	$501

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	75	50	(26)
Reduced tax rate on income derived from "Preferred Enterprises" plans	149	580	204
Earnings from foreign subsidiaries (1)	-	(2,338)	91
Valuation allowance for exchange rates differences on deferred taxes not recorded on capital losses	-	-	(125)
Deferred tax assets from discontinued operation profit (loss)	98	(138)	(49)
Reduced deferred tax asset from expecting utilization of carryforward losses	-	1,984	-
Tax in respect of prior years	24	(345)	-
Temporary differences for which no deferred taxes were recorded	-	(377)	(55)
Permanent differences	71	24	55
Other adjustments	(27)	151	(7)
Taxes on income (tax benefit) as reported in the statements of income	$(662)	$(1,517)	$589

(1)The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.

During 2020 and 2021, the Company received loans from commercial banks in the US and Israel in total amount of $6 million. As part of the loan terms, the company cannot distribute dividends to its shareholders during the next five years. Therefore, the company wrote off the differed tax liability in 2020.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 19 -TAXES ON INCOME (CONT)

f.Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2021	2020	2019

Domestic (Israel)	$(5,139)	$(4,499)	$(1,931)
Foreign (United States)	564	(317)	4,113

	$(4,575)	$(4,816)	$2,182

g.Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2021	2020	2019
Current:
Domestic (Israel)	$-	$-	$-
Foreign (United States)	-	-	181

	-	-	181
Deferred:
Domestic (Israel)	(579)	(683)	(397)
Foreign (United States)	(107)	(489)	805

	(686)	(1,172)	408
Previous years:
Domestic (Israel)	-	(134)
Foreign (United States)	24	(211)	-

	-	(345)	-

	$(662)	$(1,517)	$589

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 19 -TAXES ON INCOME (CONT)

h.Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Provision for current expected credit losses	$95	$41
Provisions for employee benefits	495	272
Inventory	1,212	987
Capital tax losses carryforward	3,500	3,500
Net operating losses carryforward	3,084	3,017
Other	326	224
Deferred tax assets, before valuation allowance	$8,712	$8,041
Valuation allowance	(5,484)	(5,484)
Deferred tax assets, net	$3,228	$2,557

Deferred tax liabilities:
Property, plant and equipment	(1,542)	(1,647)
Intangible assets	(434)	(318)
Other temporary differences deferred tax liabilities	-	(26)
Deferred tax liabilities	$(1,976)	$(1,991)

Net	$1,252	$566

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 19 -TAXES ON INCOME (CONT)

h.Deferred income taxes (cont.):

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2018	$3,375
Additions during the year	125
Balance, December 31,2019	$3,500
Additions during the year	1,984
Balance, December 31,2020	$5,484
Additions during the year	-
Balance, December 31,2021	$5,484

Valuation allowances are mainly related to (i) U.S. subsidiary for which valuation allowance was provided in respect of deferred tax assets resulting from carryforward of State tax losses in the amount of $ 1,519. That amount is expected to expire gradually starting from 2024 and (ii) Capital losses attributed to the Company in the amount of $ 1,502. (iii) corporate income tax losses carryforward incurred in TAT Gedera in amount of $2,434.